FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jun. 30, 2015
Fair Value Disclosures [Abstract]
Schedule of summary of assets measured at fair value on a recurring basis
	Fair Value Measurements at Reporting Date Using:
	Total	Level 1	Level 2	Level 3
	(In thousands)
June 30, 2015
Securities available-for-sale:
U. S. Government and government-sponsored securities	$991	$-	$991	$-
Corporate bonds and other securities	5,204	-	5,204	-
U.S. Government-sponsored and guaranteed mortgage-backed securities	23,602	-	23,602	-
Non-agency mortgage-backed securities	5,860	-	5,860	-
Equity securities	10,000	-	-	10,000
Total	$45,657	$-	$35,657	$10,000

June 30, 2014
Securities available-for-sale:
U. S. Government and government-sponsored securities	$976	$-	$976	$-
Corporate bonds and other securities	5,163	-	5,163	-
U.S. Government-sponsored and guaranteed mortgage-backed securities	25,262	-	25,262	-
Non-agency mortgage-backed securities	6,680	-	6,680	-
Equity securities	10,000	-	-	10,000
Total	$48,081	$-	$38,081	$10,000

Schedule of the changes in level 3 assets measured at fair value

Auction Rate Trust
Preferred Securities
(In thousands)

Beginning balance, July 1, 2013	$10,000

Total gains or losses (realized/unrealized) included in earnings	-
Total unrealized gains included in other comprehensive income	-

Ending balance, June 30, 2014	10,000

Total gains or losses (realized/unrealized) included in earnings	-
Total unrealized gains included in other comprehensive income	-

Ending balance, June 30, 2015	$10,000

Schedule of assets measured at fair value on a non-recurring basis and the adjustments to the carrying value

					Total Losses
					for the
	Fair Value Measurements at Reporting Date Using:				Year Ended
	Total	Level 1	Level 2	Level 3	June 30, 2015
	(In thousands)
June 30, 2015
Impaired loans	$151	$-	$-	$151	$22
Other real estate owned	599			599	17

	$750	$-	$-	$750	$39

					Total Losses
					for the
	Fair Value Measurements at Reporting Date Using:				Year Ended
	Total	Level 1	Level 2	Level 3	June 30, 2014
	(In thousands)
June 30, 2014
Impaired loans	$548	$-	$-	$548	$230
Other real estate owned	869	-	-	869	189

	$1,417	$-	$-	$1,417	$419

Schedule of estimated fair value of financial instruments which are held or issued for purposes other than trading

The estimated fair values and carrying values of the Company’s financial instruments, all of which are held or issued for purposes other than trading, are as follows as of June 30:

	2015
	Carrying Amount	Level 1	Level 2	Level 3	Fair Value
	(In thousands)
Financial assets:
Cash and cash equivalents	$5,326	$5,326	$-	$-	$5,326
Available-for-sale securities	45,657	-	35,657	10,000	45,657
Held-to-maturity securities	164,096	-	165,644	-	165,644
Federal Home Loan Bank Stock	5,371	-	-	5,371	5,371
Loans, net	224,046	-	-	226,308	226,308
Accrued interest receivable	1,051	-	-	1,051	1,051

Financial liabilities:
Deposits	357,641	-	-	359,253	359,253
Mortgagors' escrow accounts	2,363	-	-	2,363	2,363
Federal Home Loan Bank advances	56,740	-	58,095	-	58,095
Securities sold under agreements to repurchase	2,797	-	2,797	-	2,797
Accrued interest payable	114	-	-	114	114

	2014
	Carrying Amount	Level 1	Level 2	Level 3	Fair Value
	(In thousands)
Financial assets:
Cash and cash equivalents	$7,335	$7,335	$-	$-	$7,335
Available-for-sale securities	48,081	-	38,081	10,000	48,081
Held-to-maturity securities	142,176	-	143,257	-	143,257
Federal Home Loan Bank Stock	5,927	-	-	5,927	5,927
Loans held-for-sale	100	-	-	101	101
Loans, net	230,126	-	-	231,986	231,986
Accrued interest receivable	1,018	-	-	1,018	1,018

Financial liabilities:
Deposits	347,256	-	-	349,235	349,235
Mortgagors' escrow accounts	2,267	-	-	2,267	2,267
Federal Home Loan Bank advances	53,500	-	55,196	-	55,196
Securities sold under agreements to repurchase	4,181	-	4,181	-	4,181
Accrued interest payable	124	-	-	124	124